Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Exercise price	$ 1.83
Securities Purchase Agreement [Member]
Offering price per share	$ 0.30
Shares issued | shares	7,166,671
Proceeds from issuance of common stock | $	$ 2,150
Series E common warrant [Member]
Exercise price	$ 0.30
Series F common warrant [Member]
Exercise price	$ 0.35